SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Method of accounting

Method of accounting

The accompanying audited consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). The Company eliminates all significant intercompany balances and transactions in its audited consolidated financial statements.

Management has prepared the accompanying audited consolidated financial statements and these notes in accordance to generally accepted accounting principles in the United States (“US GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

Principles of consolidation

Principles of consolidation

The accompanying audited consolidated financial statements reflect the activities of the Company, and each of the following entities:

	Place of		Registered
Name of Company	incorporation	Ownership percentage	capital
WANG & LEE GROUP, Inc.	BVI	Group Holding Company	$8,350,002
WANG & LEE HOLDINGS, Inc.	BVI	100%	100
WANG & LEE CONTRACTING LIMITED	Hong Kong SAR (“HK SAR”)	100%	503,225

Management has eliminated all significant inter-company balances and transactions in preparing the accompanying audited consolidated financial statements.

On May 20, 2021, the Company incorporated in the BVI. On May 27, 2021, the Company incorporated WL Holdings, a limited company incorporated in the BVI.

Principles of consolidation (Continued)

On July 2, 2021, the Company acquired WLHK. WLHK was owned 99% by Sau Lee Shirley Kam and 1% by Pui Lung Ho. Pui Lung Ho owns 100% of the common stock of WANG & LEE GROUP, Inc. through his ownership of WANG & LEE BROTHERS, Inc.. Sau Lee Shirley Kam is mother of Pui Lung Ho. Since there is a family relationship between Sau Lee Shirley Kam and Pui Lung Ho, the acquisition of WLHK has been accounted for as a business combination under common control in accordance to ASC-805-30-5, in which the assets and liabilities of WLHK has been presented at their carrying values at the date of the transaction.

Use of estimates

Use of estimates

The preparation of the audited consolidated financial statements in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the audited consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers cash, bank deposit and all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents. Cash consists primarily of cash in accounts held at a financial institution.

Advance and prepayments

Advance and prepayments

The Company makes a deposit payment to suppliers and vendors for the procurement of materials. Upon physical receipt and inspection of the materials from suppliers, the applicable amount is reclassified from advance and prepayments to contract costs when the materials are consumed by specific projects.

Plant and equipment, net

Plant and equipment, net

Plant and equipment are carried at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of the plant and equipment are as follows:

Furniture & fixtures	5 years
Equipment	5 years
Motor vehicles	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s results of operations. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Accounting for the impairment of long-lived assets

Accounting for the impairment of long-lived assets

The Company annually reviews its long-lived assets for impairment or whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Impairment may become obsolete from a difference in the industry, introduction of new technologies, or if the Company has inadequate working capital to utilize the long-lived assets to generate adequate profits. Impairment is present if the carrying amount of an asset is less than its expected future undiscounted net cash flows.

If an asset is considered impaired, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the asset. Assets to be disposed of are reported lower the carrying amount or fair value less costs to sell.

Lease

Lease

In accordance with ASU 2016-02, “Leases” (Topic 842), the Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. The Company elected the practical expedients that do not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease right of use (“ROU”) assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Lease expense is recognized on a straight-line basis over the lease term. Operating leases are included in right-of-use assets, operating lease, operating lease liability - current, and operating lease liability - non-current, and finance leases are included in plant and equipment, finance lease liability - current, and finance lease liability - non-current in the consolidated balance sheets.

The Company’s management believes the Hong Kong dollar Best Lending Rate (“BLR”) from Hong Kong Monetary Authority was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 5.88%.

Foreign currency translation

Foreign currency translation

The accompanying audited consolidated financial statements are presented in United States dollars (“$”). The functional currency of the Company is the Hong Kong Dollars (“HK$”). WLHK’s assets and liabilities are translated into $ from HK$ at year-end exchange rates. Its revenues and expenses are translated at the average exchange rate during the year. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	For the year ended December 31,
	2023	2022	2021
Period Ended HK$: USD exchange rate	7.7785	7.7990	7.7971
Period Average HK$: USD exchange rate	7.7997	7.8298	7.7723

Revenue recognition

Revenue recognition

As discussed in Note 1, the Company provides a variety of engineering and related professional services to customers located throughout the HK SAR. The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have written agreements with its customers and revenue on oral or implied arrangements is generally not recognized. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

Generally, revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer. A performance obligation is satisfied over time, revenue is recognized by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the product or service.

The Company uses an input method based on contract costs incurred to date compared to total estimated contract costs to measure its progress toward complete satisfaction of the performance obligation. The input method is the most representative depiction of the Company’s performance because it directly measures the value of the services or products transferred to the customer. Subcontractor materials, labor and equipment are included in revenue and contract costs when management believes that the Company is acting as a principal rather than as an agent (e.g., the Company integrates the materials and labor into the deliverables promised to the customer or is otherwise primarily responsible for fulfillment and acceptability of the materials and labor). In the contracts with customer, there are terms that allow for the Company to implement variation order without seeking additional approval from their customers within a pre-approved range set forth in the contract; these variations may be for additional labor or materials necessary to fulfill the contract. The Company typically integrates the deliverables as part of the general performance obligation of the contract as a whole. Historically, any contract acquisition costs have been immaterial; in the event that such costs arose, the Company expenses such costs incurred as periodic cost. Any project mobilization costs such as obtaining government zoning, approvals and permits are included in project costs, and constitute a part of the overall performance obligation.

The Company set forth payment terms on contracts that require its customer to make payment within 30 days of billing which is triggered by the Company reaching the milestone to bill the customer after the Company has received certification that it has discharged its responsibilities under the terms of the contract.

The Company does not believe that its contracts include a significant financing component because the period between delivery or the contracting services to the customer and the time of payment do not typically exceed one year.

For service contracts, such as fire safety systems inspection services, the Company recognizes revenue at a point in time when the service has been rendered to the customer which is evidenced by the Company submitting the annual inspection certificate to the Director of the Fire Services Department of the Government of the HK SAR.

The Company generally provides limited warranties for work that it has performed under its engineering and construction contracts; these warranty periods are known as the defect liabilities period (“DLP”). The DLP typically extends for a duration of one year from the substantial completion of the project for the customer. Historically, warranty claims have not resulted in significant costs. Contracts will include a provision whereby the customer will withhold 5 to 10% of the total contract value until the end of the DLP at which point the customer will release the retention amounts to the Company.

The details of revenue and cost of revenue of the Company is as follows:

	December 31,
	2023	2022	2021

Contract Revenue	$6,825,879	$4,169,931	4,135,059
Contract Costs	4,385,279	3,384,227	3,275,299
Gross Profit	$2,440,600	$785,704	859,760

Gross Profit Margin	36%	19%	21%

Contract related assets and liabilities are classified as current assets and current liabilities. Significant balance sheet accounts related to the revenue cycle are as follows:

Accounts receivables, net

Accounts receivables, net

Accounts receivables, net (contract receivables) include amounts billed under the contract terms. The amounts are stated at their net realizable value. The Company maintains an allowance for expected credit loss to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a customer’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables. Bad debts are written off against allowances.

Contract assets	Contract assets Contract assets are recorded when progress to completion revenue earned on contracts exceeds amounts actually billed under the contract.
Contract liabilities	Contract liabilities Contract liabilities are recorded when amounts actually billed under a contract exceeds the progress to completion revenue earned under the contract.
Deferred income

Deferred income

In the contracts, 5 to 10% of the contract sum (“Retention Revenue”) usually assign to be withheld at the end of a project for the limited warranties of work performed under its engineering and construction contracts to ensure that the Company meets the contract requirements. Once the DLP started, the Company recognized retention receivable and deferred income. The Retention Revenue will be recognized to statement of operations once the DLP is ended and signed off by the customer.

Expected credit loss

Expected credit loss

ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. The expected credit loss methodology applies to account receivables, contract assets, retention receivables and other financial instruments.

Retirement benefits	Retirement benefits Retirement benefits in the form of mandatory defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of services.
Income taxes

Income taxes

The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the audited consolidated financial statements or tax returns. Under this method, deferred income tax assets or liabilities are determined based upon the difference between the audited consolidated financial statement and income tax bases of assets and liabilities using enacted tax rates expected to apply when the differences settle or become realized. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Financial instruments

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, and short-term and long-term bank loans, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by WLHK. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the audited consolidated balance sheets for cash and cash equivalents, accounts receivables, other receivables, accounts payables, other payables, short-term and long-term bank loans each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 – inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

●	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging”.

Adoption of new accounting standard

Adoption of new accounting standard

Effective January 1, 2023, the Company adopted ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires entities to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The update will generally result in an entity recognizing contract assets and contract liabilities at amounts consistent with those recorded by the acquiree immediately before the acquisition date rather than at fair value. The new standard was effective on a prospective basis for fiscal years beginning after December 15, 2022, with early adoption permitted. The adoption of this standard did not have an impact on the consolidated financial statements.

Recent accounting pronouncements

Recent accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which requires public entities to disclose expanded information about their reportable segment(s)’ significant expenses and other segment items on an interim and annual basis. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The ASU is required to be applied retrospectively to all prior periods presented in the financial statements once adopted. The Company is evaluating the disclosure requirements related to the new standard.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which requires public entities to disclose specific tax rate reconciliation categories, as well as income taxes paid disaggregated by jurisdiction, amongst other disclosure enhancements. The ASU is effective for financial statements issued for annual periods beginning after December 15, 2024, with early adoption permitted. The ASU can be adopted on a prospective or retrospective basis. The Company is evaluating the disclosure requirements related to the new standard.

The Company has considered all other recently issued accounting pronouncements and does not believe that the adoption of such pronouncements will have a material impact on the consolidated financial statements.